ACCUMULATED LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
ACCUMULATED LOSSES [Abstract]
Balance at start of year	$ (52,196,828)	$ (34,752,074)
Net loss for the year	(21,843,646)	(17,444,754)	$ (21,521,237)
Adjustment for expiry of employee rights	158,424	0
Balance at June 30	$ (73,882,050)	$ (52,196,828)	$ (34,752,074)